CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative [Member]
Share-based compensation	$ 184,445	$ 528,889	$ 417,419
Selling and marketing [Member]
Share-based compensation		$ 538,897	$ 680,124
Reversal Of Allocated Share Based Compensation Expense	$ 241,150